UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




                  Investment Company Act file number 811-21444


                          MURPHYMORRIS INVESTMENT TRUST
                          -----------------------------
               (Exact name of registrant as specified in charter)


          1551 Jennings Mill Road, Suite 2400-A, Bogart, Georgia 30622
          ------------------------------------------------------------
               (Address of principal executive offices)      (Zip code)


                               C. Frank Watson III
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)



        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                      Date of fiscal year end: May 31, 2004
                                               ------------


                     Date of reporting period: May 31, 2004
                                               -------------

Item 1. REPORTS TO STOCKHOLDERS.

________________________________________________________________________________



                              MurphyMorris ETF Fund


________________________________________________________________________________

                  a series of the MurphyMorris Investment Trust




                                  Annual Report


                      FOR THE PERIOD FROM JANUARY 27, 2004
                       (DATE OF INITIAL PUBLIC INVESTMENT)
                              THROUGH MAY 31, 2004


                               INVESTMENT ADVISOR
                        MurphyMorris Money Management Co.
                      1551 Jennings Mill Road - Suite 2400A
                              Bogart, Georgia 30622


                              MurphyMorris ETF Fund
                      1551 Jennings Mill Road - Suite 2400A
                              Bogart, Georgia 30622
                                 1-800-715-3611


                                   DISTRIBUTOR
                         Capital Investment Group, Inc.
                                  P.O. Box 4365
                              Rocky Mount, NC 27803
                                 1-800-773-3863



This report and the financial statements contained herein are submitted for the general information of the shareholders of the MurphyMorris ETF Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the MurphyMorris ETF Fund ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

Investments in the Fund are subject to investment risks, including, without limitation, market risk, investment style risk, investment advisor risk, market sector risk, equity securities risk, portfolio turnover risk, and other risks as set forth in the Fund's prospectus. An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: market risk, management style risks, sector risks, fixed income risks, "Fund of Funds" structure limitations and expenses risks, foreign securities risk, tracking risks, ETF net asset value and market price risk, portfolio turnover risk and non-diversified fund risk. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available by calling Shareholder Services at 1-877-892-4226. The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------

                              MurphyMorris ETF Fund

                                                                    26 July 2004

Dear Shareholder:

Enclosed for your review is the annual report for the MurphyMorris ETF Fund for its first fiscal year ending May 31, 2004. Because the Fund began operations January 27, 2004, you should note that this report only covers a partial year.

Overview

Our focus on the market has always been one that strives to diligently follow a quantitative-driven asset allocation model to determine the current risk level of the stock market. We are firmly entrenched in the mentality that our clients do not want to ride a "buy and hold" roller coaster with their money. Using the model, we try to identify and participate in most of the good "up moves" in the stock market, while trying to avoid most of the big "down moves." The model does not attempt to "predict" the stock market; it simply allows us to be more prepared to react to major market trend changes. Since we cannot predict the top or bottom of moves in the stock market, we realize we will miss many small up moves, and will not be able to avoid many small downturns . We use the model to try to determine the appropriate level of exposure to the stock market for the Fund given the model's measure of risk at the time, while remaining particularly focused on trying to protect against substantial losses. We never forget that if you let your investments go down by 50%, you'll need a 100% gain on the remaining balance just to get even. We believe that "getting even" is not the name of the game, and that avoiding the big down moves in the market is the key to creating comfortable long-term returns.

Portfolio

Our portfolio consists of Exchange Traded Funds (ETFs) and cash equivalents. Our technical ranking system (based on the model) shows us the best performing ETFs based upon their momentum, downside volatility, and other important technical indications. Based upon the risk element of the model, we take positions in these top-performing ETFs when our trend capturing techniques suggest they present strong opportunities for profit. We use the environment element of the model to determine the amount of assets to put at risk at any given time. This multi-faceted approach serves as a check and balance system to determine when to get into the markets and by how much. This approach dove-tails nicely with our strong belief in sector rotation and our belief that there is usually a good market somewhere.

Performance

The first half of 2004 was a challenging market environment. After a strong run during 2003, the stock market peaked near the end of January just as the MurphyMorris ETF Fund started operations. As a result, the first four months of our existence has coincided with a stock market in a sideways trading range with a downside bias. Since there has been no substantial trend to speak of during those four months, trend capturing trading models like the one we use haven't been able to do what they do best: take advantage of market up moves and avoid most of the market down moves. Trend-capturing trading models generally need substantial trends to be effective. Since our model has been in a negative mode for most of the first half of 2004, our exposure to the overall stock market has been limited. Although we've avoided most of the damage done to the weakest sectors of the NASDAQ market, we've also been underinvested in some of the counter-trend rallies that have taken place in the broader market. As a result, we've underperformed the S&P during the first half of the year. We believe, however, that our generally defensive posture has been justified by the higher market risks brought about by rising interest rates and rising oil prices. Historically, low volatility periods like the one witnessed during the first half of 2004 have usually been followed by higher volatile periods with stronger trending tendencies. If that proves to be the case during the second half of 2004, our trend-capturing approach will have a more suitable market environment to work in.

MurphyMorris Money Management Website

We invite you to visit our web site at: www.murphymorrisfunds.com. We will be keeping our website updated at least twice per month, usually with data from the close of business on the 15th and the last day of the month. There are discussions about our investment philosophy and the model, a question-and-answer section where you can participate, an update on the markets by John Murphy, manager notes and comments by Greg Morris, and a listing of our top holdings as a percentage of the Fund. There is also contact information for us if you have questions or concerns. We also welcome your suggestions.


Sincerely,
MurphyMorris Money Management Co.


/s/ John J. Murphy         /s/ Gregory L. Morris

John J. Murphy             Gregory L. Morris


                                                        MurphyMorris ETF Fund

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 15.10%

           Nasdaq-100 Index Tracking Stock ................................................          91,600            $  3,347,064
           SPDR Trust Series 1 ............................................................          14,750               1,664,685
                                                                                                                       ------------

           Total Exchange Traded Funds (Cost $4,989,792) ...................................................              5,011,749
                                                                                                                       ------------

INVESTMENT COMPANIES - 99.88%

           Evergreen Institutional Money Market Fund Class I ..............................       6,026,243               6,026,243
           Merrimac Cash Series Fund ......................................................      27,131,624              27,131,624
                                                                                                                       ------------

           Total Investment Companies (Cost $33,157,867) ..................................................              33,157,867
                                                                                                                       ------------


Total Value of Investments (Cost $38,147,659 (b)) .........................................          114.98 %          $ 38,169,616
Liabilities In Excess of Other Assets .....................................................          (14.98)%            (4,973,758)
                                                                                                 ----------            ------------
      Net Assets ..........................................................................          100.00 %          $ 33,195,858
                                                                                                 ==========            ============





      (a)  Non-income producing investment.

      (b)  Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation/
           (depreciation) of investments for financial reporting and federal income tax purposes  is as follows:


           Unrealized appreciation ........................................................................            $     21,957
           Unrealized depreciation ........................................................................                       0
                                                                                                                       ------------

                      Net unrealized appreciation .........................................................            $     21,957
                                                                                                                       ============













See accompanying notes to financial statements

                                                        MurphyMorris ETF Fund

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                            May 31, 2004



ASSETS
      Investments, at value (cost $38,147,659) ........................................................                $ 38,169,616
      Cash ............................................................................................                          29
      Income receivable ...............................................................................                      25,713
      Other assets ....................................................................................                      20,953
                                                                                                                       ------------

           Total assets ...............................................................................                  38,216,311
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ................................................................................                      30,661
      Payable for investment purchases ................................................................                   4,989,792
                                                                                                                       ------------

           Total liabilities ..........................................................................                   5,020,453
                                                                                                                       ------------

NET ASSETS
      (applicable to 3,485,300 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) .........................................                $ 33,195,858
                                                                                                                       ============

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
      ($33,195,858 / 3,485,300 shares) ................................................................                $       9.52
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                $ 34,921,366
      Accumulated net realized loss on investments ....................................................                  (1,747,465)
      Net unrealized appreciation on investments ......................................................                      21,957
                                                                                                                       ------------
                                                                                                                       $ 33,195,858
                                                                                                                       ============




















See accompanying notes to financial statements

                                                        MurphyMorris ETF Fund

                                                       STATEMENT OF OPERATIONS

                                                For the Period from January 27, 2004
                                                 (Date of Initial Public Investment)
                                                        through May 31, 2004

NET INVESTMENT LOSS

      Income
           Dividends ....................................................................................               $   165,427
                                                                                                                        -----------

      Expenses
           Investment advisory fees (note 2) ............................................................                   164,926
           Fund administration fees (note 2) ............................................................                    23,090
           Distribution and service fees (note 3) .......................................................                    32,985
           Custody fees (note 2) ........................................................................                     4,281
           Registration and filing administration fees (note 2) .........................................                     2,492
           Fund accounting fees (note 2) ................................................................                    10,610
           Audit and tax preparation fees ...............................................................                    20,550
           Legal fees ...................................................................................                     5,574
           Securities pricing fees ......................................................................                       291
           Shareholder recordkeeping fees (note 2) ......................................................                     7,226
           Other accounting fees (note 2) ...............................................................                       258
           Shareholder servicing expenses ...............................................................                     1,842
           Registration and filing expenses .............................................................                    35,332
           Printing expenses ............................................................................                     3,349
           Trustee fees and meeting expenses ............................................................                     4,499
           Other operating expenses .....................................................................                     4,123
                                                                                                                        -----------

               Total expenses ...........................................................................                   321,428
                                                                                                                        -----------

                    Net investment loss .................................................................                  (156,001)
                                                                                                                        -----------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized loss from investment transactions ....................................................                (1,747,465)
      Change in unrealized appreciation on investments ..................................................                    21,957
                                                                                                                        -----------

           Net realized and unrealized loss on investments ..............................................                (1,725,508)
                                                                                                                        -----------

               Net decrease in net assets resulting from operations .....................................               $(1,881,509)
                                                                                                                        ===========











See accompanying notes to financial statements

                                                        MurphyMorris ETF Fund

                                                 STATEMENT OF CHANGES IN NET ASSETS

                                                For the Period from January 27, 2004
                                                 (Date of Initial Public Investment)
                                                        through May 31, 2004





INCREASE IN NET ASSETS

     Operations
         Net investment loss .........................................................................                 $   (156,001)
         Net realized loss from investment transactions ..............................................                   (1,747,465)
         Change in unrealized appreciation on investments ............................................                       21,957
                                                                                                                       ------------

              Net decrease in net assets resulting from operations ...................................                   (1,881,509)
                                                                                                                       ------------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (a) ........................                   35,077,367
                                                                                                                       ------------

                     Total increase in net assets ....................................................                   33,195,858

NET ASSETS

     Beginning of period .............................................................................                            0
                                                                                                                       ------------

     End of period ...................................................................................                 $ 33,195,858

                                                                                                                       ============


(a) A summary of capital share activity follows:



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Shares                  Value
------------------------------------------------------------------------------------------------------------------------------------
Shares sold ...............................................................................      4,640,703             $ 46,398,685

Shares redeemed ...........................................................................     (1,155,403)             (11,321,318)
                                                                                              ------------             ------------

     Net increase .........................................................................      3,485,300             $ 35,077,367
                                                                                              ============             ============










See accompanying notes to financial statements

                                                        MurphyMorris ETF Fund

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                For the Period from January 27, 2004
                                                 (Date of Initial Public Investment)
                                                        through May 31, 2004




Net asset value, beginning of period ...............................................................                  $      10.00

      Loss from investment operations
           Net investment loss .....................................................................                         (0.04)
           Net realized and unrealized loss on investments .........................................                         (0.44)
                                                                                                                      ------------

               Total from investment operations ....................................................                         (0.48)
                                                                                                                      ------------

Net asset value, end of period .....................................................................                  $       9.52
                                                                                                                      ============


Total return .......................................................................................                         (4.80)%
                                                                                                                      ============


Ratios/supplemental data
      Net assets, end of period ....................................................................                  $ 33,195,858
                                                                                                                      ============

      Ratio of expenses to average net assets (a)
           Before expense reimbursements and waived fees ...........................................                          2.44 %
           After expense reimbursements and waived fees ............................................                          2.44 %

      Ratio of net investment loss to average net assets (a)
           Before expense reimbursements and waived fees ...........................................                         (1.19)%
           After expense reimbursements and waived fees ............................................                         (1.19)%

      Portfolio turnover rate ......................................................................                        396.55 %

(a) Annualized.













See accompanying notes to financial statements


                              MurphyMorris ETF Fund

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2004



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The MurphyMorris ETF Fund (the "Fund") is a non-diversified series of shares of beneficial interest of the MurphyMorris Investment Trust (the "Trust"), a registered open-end management investment company. The Trust was organized in 2003 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund began operations on January 27, 2004 (Date of Initial Public Investment). The investment objective of the Fund is to seek long-term growth of capital through investments in exchange-traded funds and in cash or cash equivalent positions. The following is a summary of significant accounting policies followed by the Fund:

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of the close of normal trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures, if any, are valued following procedures approved by the Board of Trustees of the Trust (the "Trustees"). Short-term investments are valued at cost, which approximates value.

     B. Federal Income Taxes - No provision has been made for federal income taxes since the Fund intends to distribute substantially all taxable income to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

          The Fund has capital loss carryforwards for federal income tax purposes of $1,747,465, which expires in the year 2012. It is the intention of the Board of Trustees of the Trust not to distribute any realized gains until the carryforwards have been offset or expire.

          As a result of the Fund's operating net investment loss, a reclassification adjustment of $156,001 has been charged to paid-in capital and accumulated net investment loss has been credited $156,001, bringing it to zero.

     C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

     D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, or on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date.


                                                                     (Continued)

                              MurphyMorris ETF Fund

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2004



     E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, MurphyMorris Money Management Co., (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.25% of the Fund's average daily net assets.

     The Advisor has entered into a contractual agreement (the "Expense Limitation Agreement") with the Trust under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's total operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) to not more than 2.25% of the average daily net assets of the Fund. There can be no assurance that the Expense Limitation Agreement will continue in the future.

     The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.150% of the next $50 million, 0.125% of the next $50 million, 0.100% of the next $50 million, and 0.075% of average daily net assets over $200 million, with a minimum administration fee of $2,000 per month. The Administrator also receives a monthly fund accounting fee of $2,250 for accounting and recordkeeping services for the initial class of shares and $750 per month for each additional class of shares, plus 0.01% of the annual net assets. The Administrator will also receive the following to procure and pay the custodian for the Trust: 0.02% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million plus transaction fees with a minimum fee of $400 per month. The Administrator will also charge the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.

     NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent will be compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,750 per month, plus $500 per month for each additional class of shares. In addition, the Transfer Agent shall be entitled to reimbursement of actual out-of-pocket expenses incurred by the Transfer Agent on behalf of the Trust or the Fund.

     Certain Trustees and officers of the Trust are also officers of the Advisor or the Administrator.






                                                                     (Continued)

                              MurphyMorris ETF Fund

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2004



NOTE 3 - DISTRIBUTION AND SERVICE FEES

     The Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan"). The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts. The Plan provides that the Fund may incur certain costs, which may not exceed 0.25% per annum of the average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of shares in the Fund or support servicing of those shareholder accounts. The Fund incurred $32,985 in distribution and service fees under the Plan for the fiscal period ended May 31, 2004.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments other than short-term investments aggregated $64,324,698 and $57,587,441, respectively, for the fiscal period ended May 31, 2004.

































                                                                     (Continued)

                              MurphyMorris ETF Fund

                             ADDITIONAL INFORMATION

                                  May 31, 2004
                                   (Unaudited)


PROXY VOTING POLICY

A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and is available, without charge, upon request, by calling 1-800-715-3611. Effective with the 12-month period ended June 30, 2004, the Fund will file Form N-PX stating how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 within 60 days after the end of such period. Information regarding how the Fund voted proxies as set forth in its most recent filing of Form N-PX will be available
(i) without charge,  upon request,  by calling the Fund at  1-800-715-3611;  and
(ii) on the SEC's website at http://www.sec.gov.


INFORMATION ABOUT TRUSTEES AND OFFICERS

The business and affairs of the Fund and the Trust are managed under the direction of the Trustees. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-715-3611. The address of each Trustee and officer, unless otherwise indicated below, is 1551 Jennings Mill Road - Suite 2400A, Bogart, Georgia 30622. The Trustees received aggregate compensation of $1,500 during the fiscal year ended May 31, 2004 from the Fund for their services to the Fund and Trust. The officers did not receive compensation from the Fund for their services to the Fund and Trust.

                                    TRUSTEES

--------------------------- ------------ --------- -------------------------------------- -------------- ---------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                            Position(s)  Length                                              Complex
       Name, Age and         held with   of Time          Principal Occupation(s)          Overseen by    Other Directorships Held
          Address           Fund/Trust    Served            During Past 5 Years              Trustee             by Trustee
--------------------------- ------------ --------- -------------------------------------- -------------- ---------------------------
                                                       Independent Trustees
--------------------------- ------------ --------- -------------------------------------- -------------- ---------------------------
Jack E. Brinson, 72         Trustee,     Since     Mr.  Brinson has been  retired  since        1        Mr.  Brinson  serves  as an
                            Chairman     12/2003   January,     2000.     Mr.    Brinson                 Independent  Trustee of the
                                                   previously   was  the   President  of                 following:  de  Leon  Funds
                                                   Brinson   Investment  Co.   (personal                 Trust  for the  one  series
                                                   investments)  and  the  President  of                 of  that   Trust;   Gardner
                                                   Brinson    Chevrolet,    Inc.   (auto                 Lewis  Investment Trust for
                                                   dealership).                                          the  three  series  of that
                                                                                                         trust;   Hillman   Capital
                                                                                                         Management Investment Trust
                                                                                                         for the two series  of that
                                                                                                         trust;    New    Providence
                                                                                                         Investment  Trust  for  the
                                                                                                         one series  of that  trust;
                                                                                                         Merit  Advisors  Investment
                                                                                                         Trust for the one series of
                                                                                                         that trust; Merit  Advisors
                                                                                                         Investment Trust II for the
                                                                                                         one  series of  that trust;
                                                                                                         and The Nottingham
                                                                                                         Investment Trust II for the
                                                                                                         eight  series of that trust
                                                                                                         (all registered  investment
                                                                                                         companies)
--------------------------- ------------ --------- -------------------------------------- -------------- ---------------------------

                                                                                                                        (Continued)

                                                        MurphyMorris ETF Fund

                                                       ADDITIONAL INFORMATION

                                                            May 31, 2004
                                                             (Unaudited)


--------------------------- ------------ --------- -------------------------------------- -------------- ---------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                            Position(s)  Length                                              Complex
       Name, Age and         held with   of Time          Principal Occupation(s)          Overseen by    Other Directorships Held
          Address           Fund/Trust    Served            During Past 5 Years              Trustee             by Trustee
--------------------------- ------------ --------- -------------------------------------- -------------- ---------------------------
                                                       Independent Trustees
--------------------------- ------------ --------- -------------------------------------- -------------- ---------------------------
Theo H. Pitt, Jr., 68       Trustee      Since     Mr. Pitt has been the Senior  Partner        1        Mr.   Pitt   serves  as  an
                                         12/2003   of Community  Financial  Institutions                 Independent  Trustee of the
                                                   Consulting   since  1997.   Mr.  Pitt                 following:  de  Leon  Funds
                                                   has    also    been    an     Account                 Trust  for the  one  series
                                                   Administrator    at   Holden   Wealth                 of  that   Trust;   Gardner
                                                   Management    Group    of    Wachovia                 Lewis  Investment Trust for
                                                   Securities  (money  management  firm)                 the  three  series  of that
                                                   since September, 2003.                                trust;    Merit    Advisors
                                                                                                         Investment  Trust  for  the
                                                                                                         one series  of that  trust;
                                                                                                         Merit  Advisors  Investment
                                                                                                         Trust II for the one series
                                                                                                         of  that trust; and Hillman
                                                                                                         Capital          Management
                                                                                                         Investment  Trust  for  the
                                                                                                         two series  of  that Trust
                                                                                                         (all  registered investment
                                                                                                         companies)
--------------------------- ------------ --------- -------------------------------------- -------------- ---------------------------
                                                       Interested Trustees*
--------------------------- ------------ --------- -------------------------------------- -------------- ---------------------------
Gregory L. Morris, 56       Trustee,     Since     Mr.  Morris  is a  principal  of  the        1                   None
                            Vice         12/2003   Advisor   and  has   served   as  its
                            President,             Treasurer  since March,  2000.  Prior
                            Treasurer              to May,  2004 Mr.  Morris  was also a
                            and                    Captain  with  Delta Air Lines  since
                            Principal              August,  1978.  Mr.  Morris is also a
                            Financial              consultant    with    StockCharts.com
                            Officer                (web-based  charting  service)  since
                                                   October,     2002.     Mr.     Morris
                                                   previously  was CEO of  MurphyMorris,
                                                   Inc.  (market  analysis and education
                                                   firm).
--------------------------- ------------ --------- -------------------------------------- -------------- ---------------------------
* The Interested  Trustee is an Interested  Trustee because he is an officer and employee of the Advisor.

                                                            Other Officers
--------------------------- ------------ --------- -------------------------------------- -------------- ---------------------------
John J. Murphy, 61          President    Since     Mr.  Murphy  is a  principal  of  the       n/a                   n/a
                            and          12/2003   Advisor  and has been  the  President
                            Principal              of the  Advisor  since  March,  2000.
                            Executive              Mr.   Murphy   previously   was   the
                            Officer                President   of   MurphyMorris,   Inc.
                                                   (market    analysis   and   education
                                                   firm).  Mr.  Murphy  has also  been a
                                                   consultant    with    Stockcharts.com
                                                   since  October,   2002  (an  advisory
                                                   firm).
--------------------------- ------------ --------- -------------------------------------- -------------- ---------------------------
Timothy A. Chapman, 43      Vice         Since     Mr.  Chapman  is a  principal  of the       n/a                   n/a
                            President    12/2003   Advisor   and   has   been   a   Vice
                                                   President   of  the   Advisor   since
                                                   March,  2000. Mr. Chapman is also the
                                                   Secretary   and  Treasurer  of  PMFM,
                                                   Inc.   (investment   advisor)   since
                                                   February,  1993. Mr. Chapman has also
                                                   been  the   President   of  Financial
                                                   Toolbox,   Inc.  (website  publishing
                                                   firm) since 2000.
--------------------------- ------------ --------- -------------------------------------- -------------- ---------------------------



                                                                                                                         (Continued)

                                                        MurphyMorris ETF Fund

                                                       ADDITIONAL INFORMATION

                                                            May 31, 2004
                                                             (Unaudited)


--------------------------- ------------ --------- -------------------------------------- -------------- ---------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                            Position(s)  Length                                              Complex
       Name, Age and         held with   of Time          Principal Occupation(s)          Overseen by    Other Directorships Held
          Address           Fund/Trust    Served            During Past 5 Years              Trustee             by Trustee
--------------------------- ------------ --------- -------------------------------------- -------------- ---------------------------
                                                          Other Officers
--------------------------- ------------ --------- -------------------------------------- -------------- ---------------------------
C. Frank Watson III, 33     Secretary    Since     Mr.  Watson  has been  the  President       n/a                   n/a
The Nottingham Company                   12/2003   and Chief  Operating  Officer  of The
116 South Franklin Street                          Nottingham    Company   (the   Fund's
Post Office Box 69                                 administrator)    since    September,
Rocky Mount, NC  27802                             1999.  Mr. Watson  previously was the
                                                   Chief   Operating   Officer   of  The
                                                   Nottingham Company.
--------------------------- ------------ --------- -------------------------------------- -------------- ---------------------------
Julian G. Winters, 35       Asst.        Since     Mr.   Winters   has   been  the  Vice       n/a                   n/a
The Nottingham Company      Secretary    12/2003   President        of        Compliance
116 South Franklin Street   and   Asst.            Administration   at  The   Nottingham
Post Office Box 69          Treasurer              Company since March, 1998.
Rocky Mount, NC  27802
--------------------------- ------------ --------- -------------------------------------- -------------- ---------------------------

Deloitte


                                                          Deloitte & Touche LLP
                                                     Two World Financial Center
                                                 New York, New York  10281-1414

                                                            Tel: (212) 436-2000
                                                            Fax: (212) 436-5000
                                                               www.deloitte.com



REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of MurphyMorris  Investment  Trust and  Shareholders of
   MurphyMorris ETF Fund:

We have audited the accompanying statement of assets and liabilities of MurphyMorris ETF Fund (the "Fund") (a portfolio of MurphyMorris Investment Trust), including the portfolio of investments, for the period from January 27, 2004 (date of initial public investment) through May 31, 2004, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at May 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MurphyMorris ETF Fund from January 27, 2004 (date of initial public investment) through May 31, 2004, and the results of its operations, the changes in its net assets, and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.


 /s/ Deloitte & Touche LLP

July 19, 2004




                                                       Member of
                                                       Deloitte Touche Tohmatsu

                    (This page was intentionally left blank.)

                    (This page was intentionally left blank.)

________________________________________________________________________________



                              MurphyMorris ETF Fund


________________________________________________________________________________

                  a series of the MurphyMorris Investment Trust
























            This Report has been prepared for shareholders and may be
           distributed to others only if preceded or accompanied by a current prospectus.

Item 2. CODE OF ETHICS.


(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to its Principal Executive Officer, Principal Financial Officer, and Principal Accounting Officer(s), or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.


(c)      There have been no amendments during the period covered by this report.


(d) The registrant has not granted, during the period covered by this report, any waivers, including an implicit waiver.


(f)(1) A copy of the code of ethics that applies to the registrant's Principal Executive Officer and Principal Financial Officer is filed pursuant to
         Item 11(a)(1) below.





Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.


(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.


(a)(2)   Not applicable.


(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.





Item 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees - Audit fees billed for the registrant were $14,250 for the fiscal year ended May 31, 2004. This amount represents aggregate fees billed by the registrants' independent accountant, Deloitte & Touche LLP ("Accountant"), in connection with the annual audit of the registrant's financial statements and for services normally provided by the Accountant in connection with the statutory and regulatory filings. The fiscal year ended May 31, 2004 was the initial fiscal year for the registrant.

(b) Audit-Related Fees - There were no additional fees billed in the fiscal year ended May 31, 2004 for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the registrant's financial statements that were not reported under paragraph (a) of this Item.

(c) Tax Fees - There were no tax fees billed to the registrant in the fiscal year ended May 31, 2004.

(d) All Other Fees - The registrant was billed a fee of $2,200 in the fiscal year ended May 31, 2004 which was associated with the initial balance sheet audit and procedures by the Accountant of the seed capital used to capitalize the registrant's inception. There were no other fees paid to the Accountant which were not disclosed in Items (a) through (c) above during the fiscal year ended May 31, 2004.

(e)(1) The registrant's board of trustees pre-approved the engagement of the Accountant for the fiscal year ended May 31, 2004 at the registrant's initial board of trustees meeting and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose. The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

     (2) There were no services as described  in each of  paragraph  (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)      Not Applicable.

(g) There were no fees billed by the Accountant for services rendered to the registrant, the registrant's investment adviser, or any other entity controlling, controlled by, or under common control with the registrant's investment adviser.

(h)      Not applicable.



Item 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.


         Not applicable.

Item 6.  SCHEDULE OF INVESTMENTS.


         Not applicable to the reporting period covered by this report.





Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


         Not applicable.





Item 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


         Not applicable.





Item 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.


        Not applicable.





Item 10. CONTROLS AND PROCEDURES.


(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 11. EXHIBITS.

(a)(1)   Code of Ethics  required  by Item 2 of Form N-CSR is filed  herewith as
         Exhibit 11.(a)(1).

(a)(2) Certifications required by Item 11.(a)(2) of Form N-CSR are filed herewith as Exhibit 11.(a)(2).

(a)(3)   Not applicable.

(b) Certifications required by Item 11.(b) of Form N-CSR are filed herewith as Exhibit 11.(b).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MURPHYMORRIS INVESTMENT TRUST


By: (Signature and Title)       /s/ Gregory L. Morris
                                ________________________________
                                Gregory L. Morris
                                Trustee, Vice-President, Treasurer and Principal
                                Financial Officer

Date: August 4, 2004







Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)       /s/ John J. Murphy
                                ________________________________
                                John J. Murphy
                                President and Principal Executive Officer
                                MurphyMorris Investment Trust

Date: August 5, 2004





By:  (Signature and Title)      /s/ Gregory L. Morris
                                ________________________________
                                Gregory L. Morris
                                Trustee, Vice-President, Treasurer and Principal
                                Financial Officer
                                MurphyMorris Investment Trust

Date: August 4, 2004